Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited)

March 31, 2025

	Shares/ Principal	Fair Value
Corporate Bonds and Notes - 38.3%
Aerospace & Defense - 1.5%
Boeing Co. (The)
2.60%, 10/30/25	150,000	$148,120
3.45%, 11/1/28	100,000	95,461
5.15%, 5/1/30	66,000	66,307
6.53%, 5/1/34	63,000	67,347
6.86%, 5/1/54	94,000	101,809
Howmet Aerospace, Inc., 4.85%, 10/15/31	46,000	45,861
Northrop Grumman Corp., 4.75%, 6/1/43	50,000	45,027
RTX Corp.
3.95%, 8/16/25	275,000	274,362
4.05%, 5/4/47	50,000	39,516
		883,810
Agriculture - 0.4%
BAT Capital Corp.
2.26%, 3/25/28	75,000	70,040
6.00%, 2/20/34	157,000	163,125
4.76%, 9/6/49	25,000	20,269
		253,434
Auto Manufacturers - 0.5%
General Motors Financial Co., Inc.
1.50%, 6/10/26	125,000	120,157
2.35%, 1/8/31	125,000	105,603
Hyundai Capital America, 5.40%, 6/24/31(a)	50,000	50,301
		276,061
Banks - 10.3%
Bank of America Corp.
5.08%, (SOFR + 1.29%), 1/20/27(b)	210,000	210,717
3.42%, (3 Month Term SOFR + 1.30%), 12/20/28(b)	108,000	104,616
5.20%, (SOFR + 1.63%), 4/25/29(b)	190,000	192,881
4.27%, (3 Month Term SOFR + 1.57%), 7/23/29(b)	125,000	123,332
2.59%, (SOFR + 2.15%), 4/29/31(b)	75,000	67,274
1.90%, (SOFR + 1.53%), 7/23/31(b)	100,000	85,864
2.65%, (SOFR + 1.22%), 3/11/32(b)	100,000	88,102
2.97%, (SOFR + 1.33%), 2/4/33(b)	50,000	43,761
4.57%, (SOFR + 1.83%), 4/27/33(b)	50,000	48,215
5.51%, (SOFR + 1.31%), 1/24/36(b)	25,000	25,375
2.48%, (US 5 Year CMT T-Note + 1.20%), 9/21/36(b)	75,000	62,449
6.11%, 1/29/37	100,000	103,602
Barclays, 5.79%, (SOFR + 1.59%), 2/25/36(b)	200,000	200,658
Barclays PLC, 2.85%, (SOFR + 2.71%), 5/7/26(b)	200,000	199,591
BNP Paribas SA, 1.32%, (SOFR + 1.00%), 1/13/27(a),(b)	225,000	219,049

	Shares/ Principal	Fair Value
Banks (continued)
Canadian Imperial Bank of Commerce, 5.25%, (SOFR + 1.11%), 1/13/31(b)	100,000	101,191
Citigroup, Inc.
4.60%, 3/9/26	75,000	74,928
3.40%, 5/1/26	200,000	197,651
4.45%, 9/29/27	125,000	124,367
3.67%, (3 Month Term SOFR + 1.65%), 7/24/28(b)	50,000	48,877
2.98%, (SOFR + 1.42%), 11/5/30(b)	100,000	91,978
3.06%, (SOFR + 1.35%), 1/25/33(b)	50,000	43,734
6.02%, (SOFR + 1.83%), 1/24/36(b)	60,000	60,422
First Horizon Corp., 5.51%, (SOFR + 1.77%), 3/7/31(b)	55,000	55,215
HSBC Holdings PLC, 1.65%, (SOFR + 1.54%), 4/18/26(b)	225,000	224,677
Huntington Bancshares, Inc., 4.00%, 5/15/25	150,000	149,822
ING Groep NV, 4.63%, 1/6/26(a)	225,000	225,271
JPMorgan Chase & Co.
3.30%, 4/1/26	225,000	222,591
3.96%, (3 Month Term SOFR + 1.51%), 1/29/27(b)	175,000	174,138
3.51%, (3 Month Term SOFR + 1.21%), 1/23/29(b)	125,000	121,422
2.96%, (3 Month Term SOFR + 2.52%), 5/13/31(b)	25,000	22,707
2.96%, (SOFR + 1.26%), 1/25/33(b)	50,000	44,068
4.59%, (SOFR + 1.80%), 4/26/33(b)	21,000	20,431
5.34%, (SOFR + 1.62%), 1/23/35(b)	50,000	50,376
M&T Bank Corp., 5.05%, (SOFR + 1.85%), 1/27/34(b)	90,000	86,667
Macquarie Group Ltd., 1.34%, (SOFR + 1.07%), 1/12/27(a),(b)	75,000	73,090
Morgan Stanley
3.63%, 1/20/27	200,000	197,712
5.05%, (SOFR + 1.30%), 1/28/27(b)	263,000	263,882
3.95%, 4/23/27	30,000	29,663
5.16%, (SOFR + 1.59%), 4/20/29(b)	155,000	157,004
4.43%, (3 Month Term SOFR + 1.89%), 1/23/30(b)	50,000	49,322
2.70%, (SOFR + 1.14%), 1/22/31(b)	75,000	67,882
1.79%, (SOFR + 1.03%), 2/13/32(b)	125,000	104,586
5.47%, (SOFR + 1.73%), 1/18/35(b)	30,000	30,296
2.48%, (SOFR + 1.36%), 9/16/36(b)	125,000	103,424
Toronto-Dominion Bank (The), 4.46%, 6/8/32	25,000	24,090
Truist Financial Corp., 6.05%, (SOFR + 2.05%), 6/8/27(b)	25,000	25,411
UBS Group AG, 4.55%, 4/17/26	255,000	255,088
US Bancorp
5.78%, (SOFR + 2.02%), 6/12/29(b)	70,000	72,148
5.85%, (SOFR + 2.09%), 10/21/33(b)	50,000	51,718

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value
Banks (continued)
Wells Fargo & Co.
3.55%, 9/29/25	125,000	124,485
3.00%, 10/23/26	325,000	317,729
4.30%, 7/22/27	100,000	99,557
4.15%, 1/24/29	25,000	24,625
4.90%, (SOFR + 2.10%), 7/25/33(b)	11,000	10,824
Westpac Banking Corp., 4.11%, (US 5 Year CMT T-Note + 2.00%), 7/24/34(b)	75,000	71,587
		6,070,142
Beverages - 1.4%
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	121,000	116,404
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 1/15/39	25,000	31,784
5.45%, 1/23/39	35,000	35,466
Bacardi-Martini BV, 5.55%, 2/1/30(a)	200,000	203,389
Coca-Cola Consolidated, Inc., 5.45%, 6/1/34	40,000	40,909
Constellation Brands, Inc.
3.60%, 2/15/28	100,000	97,212
3.15%, 8/1/29	125,000	116,505
2.25%, 8/1/31	50,000	42,300
Keurig Dr Pepper, Inc., 3.80%, 5/1/50	25,000	18,581
Pernod Ricard International Finance LLC, 1.63%, 4/1/31(a)	180,000	148,847
		851,397
Biotechnology - 0.9%
Amgen, Inc.
3.13%, 5/1/25	175,000	174,771
5.25%, 3/2/30	130,000	132,886
5.25%, 3/2/33	108,000	109,337
Royalty Pharma PLC
2.20%, 9/2/30	70,000	60,458
5.40%, 9/2/34	79,000	77,970
		555,422
Building Materials - 0.3%
Carrier Global Corp.
2.70%, 2/15/31	75,000	66,753
5.90%, 3/15/34	101,000	105,987
		172,740
Chemicals - 0.2%
International Flavors & Fragrances, Inc., 1.83%, 10/15/27(a)	100,000	93,030

Commercial Services - 0.2%
Quanta Services, Inc., 5.25%, 8/9/34	68,000	67,026
S&P Global, Inc., 2.95%, 1/22/27	50,000	48,804
		115,830
Computers - 0.1%
Dell International LLC / EMC Corp., 5.30%, 10/1/29	25,000	25,428

	Shares/ Principal	Fair Value
Computers (continued)
Hewlett Packard Enterprise Co., 5.00%, 10/15/34	57,000	55,349
		80,777
Diversified Financial Services - 1.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/26	225,000	217,377
5.38%, 12/15/31	150,000	150,967
Air Lease Corp.
3.38%, 7/1/25	100,000	99,681
2.88%, 1/15/26	75,000	73,917
3.75%, 6/1/26	175,000	173,086
Ally Financial, Inc., 2.20%, 11/2/28	100,000	90,543
Aviation Capital Group LLC, 1.95%, 1/30/26(a)	75,000	73,228
Avolon Holdings Funding Ltd.
4.25%, 4/15/26(a)	25,000	24,858
6.38%, 5/4/28(a)	40,000	41,368
5.15%, 1/15/30(a)	26,000	25,745
Charles Schwab Corp. (The), 3.45%, 2/13/26	128,000	126,931
Nasdaq, Inc., 3.25%, 4/28/50	25,000	16,753
		1,114,454
Electric - 1.6%
Ameren Corp., 3.50%, 1/15/31	25,000	23,205
American Electric Power Co., Inc., 2.30%, 3/1/30	50,000	44,335
Avangrid, Inc., 3.20%, 4/15/25	50,000	49,960
Dominion Energy, Inc., 3.38%, 4/1/30	50,000	46,676
Duke Energy Carolinas LLC, 3.95%, 3/15/48	25,000	19,285
Duquesne Light Holdings, Inc., 2.53%, 10/1/30(a)	100,000	87,962
Entergy Corp., 2.95%, 9/1/26	175,000	171,022
Exelon Corp., 4.05%, 4/15/30	50,000	48,385
FirstEnergy Corp.
2.65%, 3/1/30	150,000	134,964
2.25%, 9/1/30	50,000	43,432
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	80,000	73,751
Pacific Gas and Electric Co.
2.10%, 8/1/27	25,000	23,440
2.50%, 2/1/31	50,000	42,915
3.30%, 8/1/40	25,000	18,316
Southern California Edison Co., 4.20%, 3/1/29	100,000	97,153
		924,801
Electronics - 0.1%
Allegion US Holding Co., Inc., 5.60%, 5/29/34	45,000	45,399

Engineering & Construction - 0.3%
Mexico City Airport Trust, 3.88%, 4/30/28(a)	200,000	190,750

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value
Entertainment - 0.2%
Warnermedia Holdings, Inc., 4.05%, 3/15/29	125,000	117,649

Environmental Control - 0.7%
Republic Services, Inc., 4.88%, 4/1/29	50,000	50,594
Veralto Corp., 5.45%, 9/18/33	180,000	183,099
Waste Management, Inc., 4.80%, 3/15/32	193,000	192,985
		426,678
Food - 1.4%
J M Smucker Co. (The)
5.90%, 11/15/28	83,000	86,711
6.20%, 11/15/33	82,000	87,134
Kroger Co. (The), 5.00%, 9/15/34	6,000	5,854
Mars, Inc.
2.70%, 4/1/25(a)	50,000	50,000
4.80%, 3/1/30(a)	150,000	150,683
5.00%, 3/1/32(a)	125,000	125,359
5.20%, 3/1/35(a)	200,000	200,409
Sysco Corp., 4.45%, 3/15/48	25,000	20,375
The Campbell's Co., 5.40%, 3/21/34	117,000	117,607
		844,132
Gas - 0.0%†
NiSource, Inc., 3.60%, 5/1/30	25,000	23,644

Healthcare-Products - 0.7%
Alcon Finance Corp., 3.00%, 9/23/29(a)	200,000	185,742
Solventum Corp.
5.40%, 3/1/29	120,000	122,273
5.60%, 3/23/34	60,000	60,712
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	75,000	66,428
		435,155
Healthcare-Services - 1.9%
Adventist Health System/West
2.95%, 3/1/29	25,000	23,056
5.76%, 12/1/34	35,000	35,010
Banner Health, 2.34%, 1/1/30	145,000	131,148
Baylor Scott & White Holdings, 1.78%, 11/15/30	50,000	42,956
Cigna Group (The)
5.13%, 5/15/31	85,000	86,189
4.80%, 8/15/38	75,000	69,848
CommonSpirit Health
3.91%, 10/1/50	110,000	80,862
6.46%, 11/1/52	105,000	111,262
HCA, Inc., 5.45%, 4/1/31	125,000	126,794
Humana, Inc., 5.95%, 3/15/34	20,000	20,418
Laboratory Corp. of America Holdings, 4.80%, 10/1/34	35,000	33,625
Rush Obligated Group, 3.92%, 11/15/29	60,000	57,951
Sutter Health
2.29%, 8/15/30	25,000	22,159
4.09%, 8/15/48	225,000	180,623

	Shares/ Principal	Fair Value
Healthcare-Services (continued)
UnitedHealth Group, Inc.
5.88%, 2/15/53	50,000	50,472
5.05%, 4/15/53	75,000	67,597
		1,139,970
Home Builders - 0.1%
Lennar Corp., 4.75%, 11/29/27	45,000	45,062

Insurance - 0.4%
New York Life Insurance Co., 3.75%, 5/15/50(a)	50,000	36,674
Principal Financial Group, Inc.
3.10%, 11/15/26	75,000	73,272
2.13%, 6/15/30	100,000	87,519
Willis North America, Inc., 2.95%, 9/15/29	50,000	46,105
		243,570
Internet - 0.4%
Expedia Group, Inc.
3.25%, 2/15/30	28,000	26,065
2.95%, 3/15/31	14,000	12,521
Netflix, Inc., 5.88%, 11/15/28	95,000	99,265
Uber Technologies, Inc.
4.50%, 8/15/29(a)	50,000	49,047
4.80%, 9/15/34	51,000	49,567
		236,465
Investment Companies - 0.1%
Blackstone Private Credit Fund, 6.00%, 1/29/32	25,000	24,712
Blackstone Secured Lending Fund, 5.88%, 11/15/27	25,000	25,402
		50,114
Iron & Steel - 0.1%
Steel Dynamics, Inc., 2.40%, 6/15/25	30,000	29,840

Lodging - 0.7%
Choice Hotels International, Inc., 5.85%, 8/1/34	45,000	44,980
Hyatt Hotels Corp., 5.50%, 6/30/34	147,000	143,987
Marriott International, Inc.
4.90%, 4/15/29	50,000	50,237
4.88%, 5/15/29	39,000	39,168
2.85%, 4/15/31	175,000	155,407
		433,779
Machinery-Diversified - 0.1%
IDEX Corp., 2.63%, 6/15/31	25,000	21,752
Ingersoll Rand, Inc., 5.70%, 8/14/33	45,000	46,355
		68,107
Media - 0.2%
Comcast Corp.
5.30%, 6/1/34	98,000	99,391
3.75%, 4/1/40	25,000	20,436
		119,827
Mining - 0.2%
Newmont Corp., 2.25%, 10/1/30	150,000	132,694

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value
Oil & Gas - 0.4%
BP Capital Markets America, Inc., 3.41%, 2/11/26	50,000	49,561
Marathon Petroleum Corp., 3.80%, 4/1/28	25,000	24,406
Phillips 66, 3.90%, 3/15/28	150,000	147,283
		221,250
Pharmaceuticals - 0.7%
AbbVie, Inc., 4.05%, 11/21/39	107,000	93,491
Bristol-Myers Squibb Co., 6.25%, 11/15/53	45,000	48,315
Cardinal Health, Inc., 5.35%, 11/15/34	100,000	100,065
CVS Health Corp., 4.78%, 3/25/38	185,000	165,968
		407,839
Pipelines - 1.8%
Enbridge, Inc., 5.70%, 3/8/33	55,000	56,289
Energy Transfer LP
2.90%, 5/15/25	100,000	99,767
5.25%, 4/15/29	100,000	101,093
5.30%, 4/15/47	25,000	22,019
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40	176,648	144,026
MPLX LP
4.80%, 2/15/29	50,000	50,040
2.65%, 8/15/30	125,000	111,178
4.50%, 4/15/38	75,000	65,642
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	100,000	100,425
Targa Resources Corp., 4.20%, 2/1/33	40,000	36,890
Williams Cos., Inc. (The)
4.00%, 9/15/25	175,000	174,512
5.65%, 3/15/33	75,000	76,690
		1,038,571
REITS - 2.0%
Agree LP, 4.80%, 10/1/32	110,000	107,056
American Homes 4 Rent LP
4.90%, 2/15/29	50,000	50,095
2.38%, 7/15/31	30,000	25,699
5.50%, 7/15/34	140,000	139,266
Camden Property Trust, 2.80%, 5/15/30	75,000	68,388
Crown Castle, Inc., 3.65%, 9/1/27	75,000	73,031
CubeSmart LP, 2.50%, 2/15/32	15,000	12,643
Essex Portfolio LP, 3.00%, 1/15/30	75,000	68,961
Host Hotels & Resorts LP, 2.90%, 12/15/31	42,000	36,365
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	50,000	45,793
Kilroy Realty LP, 4.75%, 12/15/28	79,000	77,739
Prologis LP, 4.63%, 1/15/33	75,000	73,412
Realty Income Corp.
4.88%, 6/1/26	75,000	75,228
3.40%, 1/15/30	100,000	94,191
Regency Centers LP, 2.95%, 9/15/29	125,000	116,336

	Shares/ Principal	Fair Value
REITS (continued)
UDR, Inc., 2.10%, 8/1/32	25,000	20,301
WP Carey, Inc.
3.85%, 7/15/29	75,000	72,033
2.40%, 2/1/31	25,000	21,661
		1,178,198
Retail - 0.8%
7-Eleven, Inc., 1.30%, 2/10/28(a)	100,000	90,916
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27(a)	50,000	48,822
AutoNation, Inc., 1.95%, 8/1/28	25,000	22,733
Dollar General Corp., 3.88%, 4/15/27	52,000	51,285
Dollar Tree, Inc., 4.00%, 5/15/25	75,000	74,906
Lowe's Cos., Inc., 1.70%, 9/15/28	75,000	68,216
McDonald's Corp., 4.45%, 9/1/48	25,000	20,951
Starbucks Corp., 4.00%, 11/15/28	75,000	73,758
		451,587
Semiconductors - 1.1%
Broadcom, Inc.
3.42%, 4/15/33(a)	150,000	133,287
3.47%, 4/15/34(a)	165,000	144,865
Intel Corp.
5.20%, 2/10/33	100,000	98,520
5.15%, 2/21/34	28,000	27,434
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 5/1/30	50,000	46,493
2.50%, 5/11/31	125,000	108,090
2.65%, 2/15/32	75,000	64,030
		622,719
Software - 2.0%
Constellation Software, Inc., 5.46%, 2/16/34(a)	41,000	41,635
Fiserv, Inc., 4.20%, 10/1/28	100,000	98,532
Intuit, Inc., 1.65%, 7/15/30	205,000	177,358
Oracle Corp.
4.50%, 5/6/28	75,000	74,975
2.95%, 4/1/30	25,000	22,940
4.65%, 5/6/30	100,000	99,690
2.88%, 3/25/31	225,000	201,315
5.25%, 2/3/32	90,000	91,017
4.90%, 2/6/33	91,000	89,312
3.60%, 4/1/40	25,000	19,586
6.90%, 11/9/52	100,000	109,867
Synopsys, Inc.
5.00%, 4/1/32	55,000	55,064
5.15%, 4/1/35	31,000	31,067
VMware LLC
1.80%, 8/15/28	25,000	22,772
2.20%, 8/15/31	75,000	63,652
		1,198,782
Telecommunications - 2.2%
AT&T, Inc.
2.55%, 12/1/33	123,000	100,657
4.90%, 8/15/37	50,000	47,536
4.85%, 3/1/39	85,000	79,480

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value
Telecommunications (continued)
3.50%, 6/1/41	100,000	76,912
Rogers Communications, Inc., 3.20%, 3/15/27	215,000	209,056
T-Mobile USA, Inc.
3.75%, 4/15/27	111,000	109,360
3.88%, 4/15/30	167,000	159,893
5.20%, 1/15/33	150,000	150,876
Verizon Communications, Inc.
4.33%, 9/21/28	232,000	230,614
4.02%, 12/3/29	25,000	24,302
2.55%, 3/21/31	100,000	87,992
		1,276,678
Transportation - 0.3%
Burlington Northern Santa Fe LLC, 3.25%, 6/15/27	75,000	73,522
FedEx Corp., 3.40%, 2/15/28(a)	25,000	23,984
Union Pacific Corp., 2.80%, 2/14/32	100,000	88,704
		186,210
Trucking & Leasing - 0.1%
Penske Truck Leasing Co. LP / PTL Finance Corp., 5.25%, 7/1/29(a)	48,000	48,547

Total Corporate Bonds and Notes
(Cost - $23,437,725)		22,605,114
Agency Mortgage Backed Securities - 27.0%
Federal Home Loan Mortgage Corporation - 5.6%
Freddie Mac Pool
4.00%, 3/1/50	364,572	345,192
3.00%, 12/1/50	550,397	486,171
2.50%, 9/1/51	741,634	624,685
2.00%, 1/1/52	1,720,144	1,372,251
4.50%, 6/1/52	488,551	472,303
		3,300,602
Federal National Mortgage Association - 12.1%
Fannie Mae or Freddie Mac
2.50%, 4/1/55(c)	1,000,000	829,844
3.00%, 4/1/55(c)	1,000,000	865,312
Fannie Mae Pool
4.50%, 6/1/31	165,949	162,965
4.50%, 7/1/48	279,574	271,766
5.00%, 11/1/48	194,447	195,943
2.00%, 11/1/50	879,422	704,557
2.50%, 11/1/50	883,108	747,108
2.50%, 3/1/51	66,841	56,519
2.50%, 9/1/51	84,939	71,827
2.50%, 10/1/51	334,095	282,535
2.50%, 11/1/51	196,369	166,047
2.50%, 11/1/51	154,020	130,300
2.50%, 2/1/52	197,501	163,981
5.00%, 11/1/52	861,214	847,888
5.50%, 11/1/52	829,323	835,379
6.00%, 12/1/52	779,642	803,387
		7,135,358

	Shares/ Principal	Fair Value
Government National Mortgage Association - 9.3%
Ginnie Mae II Pool
4.50%, 2/20/48	97,534	95,276
4.50%, 5/20/48	100,996	98,579
4.50%, 8/20/48	127,521	124,469
5.00%, 8/20/48	25,874	25,817
4.50%, 9/20/48	446,852	436,151
5.00%, 10/20/48	151,882	151,588
5.00%, 11/20/48	92,246	92,068
5.00%, 12/20/48	48,689	48,595
5.00%, 1/20/49	143,959	143,553
4.00%, 2/20/49	130,498	123,724
4.50%, 3/20/49	4,278	4,175
5.00%, 3/20/49	69,642	68,694
4.00%, 5/20/49	118,077	111,766
4.50%, 10/20/49	102,018	99,577
3.00%, 3/20/50	363,673	324,792
3.00%, 11/1/51	728,496	645,305
2.00%, 12/20/51	930,617	758,699
3.50%, 6/20/52	920,836	848,774
4.50%, 10/20/52	842,213	808,339
5.50%, 5/20/54	518,796	519,971
		5,529,912
Total Agency Mortgage Backed Securities
(Cost - $16,596,020)		15,965,872
Asset Backed and Commercial Backed Securities - 19.7%

3650R 2021-PF1 Commercial Mortgage Trust, 2.78%, 11/15/54 (d)	150,000	122,036
American Express Credit Account Master Trust, 3.39%, 5/15/27	175,000	174,711
Apidos CLO XV, 5.56%, (3 Month Term SOFR + 1.27%), 4/20/31 (a),(b)	69,380	69,407
ASSURANT CLO LTD., 5.59%, (3 Month Term SOFR + 1.30%), 4/20/31 (a),(b)	337,145	337,123
Bank 2023-BNK46, 5.75%, 8/15/56	150,000	156,655
Bank 2024-BNK47, 5.72%, 6/15/57	100,000	104,482
Bank of America Auto Trust 2023-2, 5.85%, 8/17/26 (a)	22,983	23,010
BANK5 2024-5YR11, 5.89%, 11/15/57	100,000	103,991
BANK5 2024-5YR7, 5.77%, 6/15/57	100,000	102,920
BANK5 2024-5YR8, 5.88%, 8/15/57	75,000	77,454
BANK5 2024-5YR9, 6.18%, 8/15/57 (d)	150,000	154,526
Barclays Dryrock Issuance Trust
5.25%, (SOFR + 0.90%), 8/15/28(b)	100,000	100,272
4.72%, 2/15/29	300,000	300,678
BBCMS Mortgage Trust 2024-5C25, 6.36%, 3/15/57 (d)	100,000	103,734
Benchmark 2024-V8 Mortgage Trust, 6.19%, 7/15/57 (d)	75,000	78,625

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
BMO 2023-C7 Mortgage Trust, 6.16%, 12/15/56	100,000	107,060
BMO 2024-5C4 Mortgage Trust, 6.53%, 2/1/57 (d)	125,000	132,315
BMO 2024-5C6 Mortgage Trust
5.32%, 9/15/57	100,000	101,527
5.75%, 9/15/57(d)	100,000	102,130
BMO 2024-C9 Mortgage Trust, 5.76%, 7/15/57	125,000	130,474
BX Commercial Mortgage Trust 2024-XL4, 5.76%, (1 Month Term SOFR + 1.44%), 2/15/39 (a),(b)	97,201	97,277
BX Commercial Mortgage Trust 2024-XL5, 5.71%, (1 Month Term SOFR + 1.39%), 3/15/41 (a),(b)	86,470	86,506
BX Trust 2024-BIO, 5.96%, (1 Month Term SOFR + 1.64%), 2/15/41 (a),(b)	150,000	149,903
Capital One Multi-Asset Execution Trust
3.49%, 5/15/27	100,000	99,855
4.95%, 10/15/27	200,000	200,498
Carlyle US CLO 2024-2 Ltd., 6.35%, (3 Month Term SOFR + 2.05%), 4/25/37 (a),(b)	250,000	250,177
CarVal CLO IX-C Ltd., 6.39%, (3 Month Term SOFR + 2.10%), 4/20/37 (a),(b)	250,000	250,849
Cathedral Lake VIII Ltd., 7.17%, (3 Month Term SOFR + 2.88%), 1/20/35 (a),(b)	150,000	150,106
CBAM 2018-5 Ltd., 5.58%, (3 Month Term SOFR + 1.28%), 4/17/31 (a),(b)	148,591	148,607
CIFC Falcon 2020 Ltd., 5.55%, (3 Month Term SOFR + 1.26%), 1/20/33 (a),(b)	300,000	299,955
Cifc Funding 2023-III Ltd., 5.89%, (3 Month Term SOFR + 1.60%), 1/20/37 (a),(b)	300,000	301,311
Citizens Auto Receivables Trust 2024-1, 5.43%, 10/15/26 (a)	82,113	82,235
COLT 2021-2 Mortgage Loan Trust, 0.92%, 8/25/66 (a),(d)	62,280	52,552
Connecticut Avenue Securities Trust
5.99%, (SOFR + 1.65%), 12/25/41(a),(b)	34,000	34,054
8.24%, (SOFR + 3.90%), 4/25/43(a),(b)	10,000	10,600
6.14%, (SOFR + 1.80%), 1/25/44(a),(b)	50,000	50,181
6.14%, (SOFR + 1.80%), 2/25/44(a),(b)	100,000	100,389

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
6.29%, (SOFR + 1.95%), 3/25/44(a),(b)	50,000	50,164
DOLP Trust 2021-NYC, 2.96%, 5/10/41 (a)	100,000	88,049
Exeter Automobile Receivables Trust 2025-1, 4.70%, 9/15/27	150,000	150,003
Fannie Mae Remics, 5.34%, (SOFR + 1.00%), 3/25/55 (b)	149,529	152,079
Fidelity Grand Harbour Clo 2023-1 DAC, 4.31%, 2/15/38 (a)	250,000	267,634
Ford Credit Auto Lease Trust 2024-A, 5.24%, 7/15/26	99,788	99,845
Ford Credit Auto Owner Trust 2023-C, 5.68%, 9/15/26	53,678	53,754
Ford Credit Auto Owner Trust 2024-REV1, 4.87%, 8/15/36 (a),(e)	150,000	151,616
Freddie Mac Multifamily Structured Pass Through Certificates
5.07%, 10/25/28(d)	50,000	51,094
5.03%, (SOFR + 0.68%), 2/25/33(b)	84,307	84,307
4.90%, 10/25/33(d)	150,000	153,103
Freddie Mac STACR REMIC Trust 2021-DNA5, 5.99%, (SOFR + 1.65%), 1/25/34 (a),(b)	11,626	11,654
Freddie Mac STACR REMIC Trust 2024-DNA2, 5.54%, (SOFR + 1.20%), 5/25/44 (a),(b)	134,966	135,070
Freddie Mac STACR REMIC Trust 2024-HQA1, 6.34%, (SOFR + 2.00%), 3/25/44 (a),(b)	50,000	50,344
Freddie Mac STACR REMIC Trust 2024-HQA2, 5.59%, (SOFR + 1.25%), 8/25/44 (a),(b)	117,708	117,992
Ginnie Mae, 2.00%, 8/20/51	372,003	306,796
GM Financial Consumer Automobile Receivables Trust 2023-4, 5.89%, 11/16/26	35,308	35,380
GM Financial Consumer Automobile Receivables Trust 2024-1, 5.12%, 2/16/27	77,008	77,081
GoldenTree Loan Management US CLO 19 Ltd., 5.79%, (3 Month Term SOFR + 1.50%), 4/20/37 (a),(b)	250,000	250,187
Halseypoint CLO 7 Ltd., 6.54%, (3 Month Term SOFR + 2.25%), 7/20/36 (a),(b)	250,000	250,123
Honda Auto Receivables 2023-4 Owner Trust, 5.67%, 6/21/28	250,000	253,059
Hyundai Auto Lease Securitization Trust 2024-A, 5.15%, 6/15/26 (a)	117,097	117,222
IRV Trust 2025-200P
5.29%, 3/14/47(a),(d)	200,000	199,431

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
5.44%, 3/14/47(a),(d)	150,000	145,297
J.P. Morgan Mortgage Trust 2024-1
6.00%, 6/25/54(a),(d)	116,561	117,141
6.00%, 6/25/54(a),(d)	60,000	60,152
JP Morgan Chase Commercial Mortgage Securities Trust 2022-OPO, 3.02%, 1/5/39 (a)	100,000	92,898
JP Morgan Mortgage Trust 2021-6, 2.50%, 10/25/51 (a),(d)	91,509	74,294
JP Morgan Mortgage Trust Series 2024-VIS2, 5.85%, 11/25/64 (a),(e)	281,356	284,744
LEX 2024-BBG Mortgage Trust, 4.87%, 10/13/33 (a),(d)	150,000	148,784
Mercedes-Benz Auto Receivables Trust 2023-2, 5.92%, 11/16/26	10,206	10,223
Morgan Stanley Capital I Trust 2020-HR8, 2.04%, 7/15/53	250,000	216,619
Nissan Auto Lease Trust 2024-A, 5.11%, 10/15/26	209,218	209,568
Nissan Auto Receivables 2023-B Owner Trust, 5.93%, 3/15/28	50,000	50,558
NY Commercial Mortgage Trust 2025-299P, 5.29%, 2/10/47 (a),(d)	200,000	205,261
OCP CLO 2019-16 Ltd., 5.55%, (3 Month Term SOFR + 1.26%), 4/10/33 (a),(b)	222,903	222,731
Palmer Square Loan Funding 2022-2 Ltd., 5.57%, (3 Month Term SOFR + 1.27%), 10/15/30 (a),(b)	75,097	75,117
PRKCM 2021-AFC2 Trust, 2.07%, 11/25/56 (a),(d)	116,782	98,602
Regatta 30 Funding Ltd., 5.63%, (3 Month Term SOFR + 1.32%), 1/25/38 (a),(b)	250,000	249,489
ROCK TRUST 2024-CNTR
5.39%, 11/13/41(a)	150,000	150,843
5.93%, 11/13/41(a)	100,000	101,751
Santander Drive Auto Receivables Trust 2023-6, 6.08%, 5/17/27	17,720	17,737
Santander Drive Auto Receivables Trust 2024-1, 5.71%, 2/16/27	12,489	12,500
Santander Drive Auto Receivables Trust 2025-1, 4.74%, 1/16/29	150,000	150,460
Sound Point Euro Clo 14 funding DAC, 0.00%, 4/20/39 (a)	250,000	267,191
Starwood Mortgage Residential Trust 2020-2, 3.00%, 4/25/60 (a),(d)	150,000	140,285
Trinitas CLO XXXI Ltd., 5.73%, (3 Month Term SOFR + 1.35%), 1/22/38 (a),(b)	250,000	249,972
Verus Securitization Trust 2022-1, 3.29%, 1/25/67 (a),(d)	111,471	98,443

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust 2024-MGP, 6.01%, (1 Month Term SOFR + 1.69%), 8/15/41 (a),(b)	100,000	99,768
Wells Fargo Mortgage Backed Securities Trust 2019-3, 3.50%, 7/25/49 (a),(d)	5,066	4,563
Total Asset Backed and Commercial Backed Securities
(Cost - $11,673,704)		11,609,163
U.S. Treasury Securities and Agency Bonds - 8.7%
Federal Farm Credit Banks Funding Corp.
2.90%, 4/12/32	290,000	266,224
3.50%, 9/1/32	40,000	37,919
2.85%, 3/28/34	370,000	326,950
1.70%, 4/23/35	540,000	418,621
Federal Home Loan Banks, 4.75%, 12/10/32	80,000	82,208
U.S. Treasury Bond
3.13%, 5/15/48	260,000	201,439
3.38%, 11/15/48	250,000	201,953
2.88%, 5/15/49	260,000	190,694
U.S. Treasury Note
4.50%, 4/15/27	1,090,000	1,102,092
0.50%, 6/30/27	390,000	361,618
4.00%, 3/31/30	510,000	510,399
3.75%, 5/31/30	290,000	286,556
3.75%, 6/30/30	370,000	365,404
4.13%, 3/31/32	520,000	520,488
4.38%, 5/15/34	74,000	74,812
U.S. Treasury Strip Coupon
0.00%, 11/15/29(f)	68,600	56,874
0.00%, 8/15/30(f)	30,000	24,049
0.00%, 11/15/30(f)	30,000	23,786
0.00%, 11/15/31(f)	30,000	22,728
0.00%, 5/15/32(f)	64,500	47,814
0.00%, 8/15/33(f)	30,000	20,948
Total U.S. Treasury Securities and Agency Bonds
(Cost - $5,323,210)		5,143,576
Sovereign Debts - 1.1%
Chile Government International Bond, 4.95%, 1/5/36	200,000	193,750
Mexico Government International Bond, 3.25%, 4/16/30 (g)	290,000	261,308
Peruvian Government International Bond, 3.23%, 7/28/21 (g)	20,000	10,698
Republic of Poland Government International Bond, 5.50%, 3/18/54 (g)	30,000	28,109
Romanian Government International Bond
3.00%, 2/27/27(a),(g)	30,000	28,843

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal		Fair Value
Sovereign Debts (continued)
2.12%, 7/16/31	EUR	30,000	26,502
6.38%, 1/30/34	80,000		77,183
Total Sovereign Debts
(Cost - $685,653)			626,393
Municipal Bonds - 1.0%
Maryland Economic Development Corp.
4.83%, 11/30/30(g)	25,000		25,212
4.97%, 11/30/32(g)	60,000		60,429
Metropolitan Transportation Authority, 5.18%, 11/15/49 (g)	15,000		13,498
New Jersey Turnpike Authority, 7.10%, 1/1/41 (g)	25,000		28,637
State of California, 7.60%, 11/1/40 (g)	175,000		213,183
State of Illinois, 5.10%, 6/1/33 (g)	249,412		248,931
Total Municipal Bonds
(Cost - $624,401)			589,890
Short-Term Investments - 5.1%
Money Market Funds - 3.5%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23%(h) (Cost - $2,072,837)	2,072,837		2,072,837
U.S. Treasury Securities - 1.6%
U.S. Treasury Bill, 0.00%, 4/24/25 (Cost - $947,366)	950,000		947,425

Total Short-Term Investments (Cost - $3,020,203)			3,020,262
Total Investments - 100.9%
(Cost - $61,360,916)			$59,560,270
Other Assets Less Liabilities - Net (0.9)%			(553,395)
Total Net Assets - 100.0%			$59,006,875

†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2025, these securities amounted to $9,886,755 or 16.8% of net assets.
(b)	Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.
(c)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(d)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(e)	Step coupon.
(f)	Rate shown represents discount rate at the time of purchase.
(g)	Sinking bond security.
(h)	The rate shown is the annualized seven-day yield at period end.

CLO	-	Collateralized Loan Obligation
CMT	-	Treasury Constant Maturity Rate
EUR	-	EURO
PLC	-	Public Limited Company
REMIC	-	Real Estate Mortgage Investment Conduit
SOFR	-	Secured Overnight Financing Rate
STRIP	-	Separate trading of registered interest and principal of securities

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

FORWARD SALES CONTRACTS
At March 31, 2025, the Fund had the following forward sales contracts:
Description	Interest Rate	Maturity Date*	Settlement Date	Principal Amount	Value
Ginnie Mae	4.50%		4/20/2055	$(1,000,000)	$(958,125)
(Proceeds Receivable: $(957,500))					$(958,125)

*	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date.The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
ICE 3 Month SONIA Future	Morgan Stanley	7	3/17/2026	$2,169,928	$290
Long Gilt Future	Morgan Stanley	2	6/26/2025	236,698	(1,691)
U.S. 10 Year Note Future	Morgan Stanley	5	6/18/2025	556,094	3,000
U.S. 10 Year Ultra Future	Morgan Stanley	3	6/18/2025	342,375	2,678
U.S. 5 Year Note Future	Morgan Stanley	74	6/30/2025	8,003,562	22,533
U.S. Long Bond Future	Morgan Stanley	19	6/18/2025	2,228,344	20,867
U.S. Ultra Bond Future	Morgan Stanley	31	6/18/2025	3,789,750	28,671

					76,348
Short Futures Contracts
U.S. 2 Year Note Future	Morgan Stanley	9	6/30/2025	1,864,547	(685)

Futures Contracts (continued)
Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$75,663

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

Interest Rate Swaptions Purchased
Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Bank of America	Call - IRS SWAPTION	6 Month Euribor	Receives 2.25%	03/08/27	540,000	$3,905	$3,502	$403
Bank of America	Call - IRS SWAPTION	6 Month Euribor	Receives 2.2%	09/08/25	370,000	829	1,314	(485)
TOTAL FAIR VALUE, PREMIUMS PAID AND NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPTIONS PURCHASED						$4,734	$4,816	$(82)

Interest Rate Swaptions Written
Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
Bank of America	Call - IRS SWAPTION	6 Month Euribor	Receives 2.347%	03/08/27	50,000	$(2,919)	$(3,445)	$526
Bank of America	Call - IRS SWAPTION	6 Month Euribor	Receives 2.4625%	09/08/25	30,000	(815)	(1,130)	315
TOTAL FAIR VALUE, PREMIUMS RECEIVED AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPTIONS WRITTEN						$(3,734)	$(4,575)	$841

*	The Fund may receive or pay a variable rate.

Interest Rate Swaps
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Annually	SOFR-COMPOUND	3.500%	04/21/25	150,000	USD	$2,244	$(38)	$2,282
Morgan Stanley	Annually	3.8512%	SOFR-COMPOUND	03/31/27	510,000		1,575	(285)	1,860
Morgan Stanley	Annually	3.851%	SOFR-COMPOUND	03/31/27	8,430,000		26,014	13,602	12,412
Morgan Stanley	Semi-Annually	2.500%	6 Month Euribor	06/18/27	60,000		419	266	153
Morgan Stanley	Semi-Annually	4.000%	NIBOR	06/18/27	11,320,000		(6,282)	(7,377)	1,095
Morgan Stanley	Annually	SONIA	3.750%	06/18/27	40,000		219	238	(19)
Morgan Stanley	Annually	ESTR	1.750%	06/18/27	220,000		872	631	241
Morgan Stanley	Annually	SOFR-COMPOUND	3.250%	06/18/27	330,000		2,481	2,652	(171)
Morgan Stanley	Semi-Annually	3.000%	Canadian Overnight Repo Rate Average	06/18/27	210,000		1,950	1,611	339

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

Morgan Stanley	Semi-Annually	6 Month Euribor	2.180%	11/22/27	8,260,000	EUR	9,911	(6,172)	16,083
Morgan Stanley	Quarterly	2.143%	3 Month Euribor	11/22/27	8,260,000	EUR	(7,886)	5,774	(13,660)
Morgan Stanley	Semi-Annually	2.500%	6 Month Euribor	05/15/28	392,315	EUR	1,690	(767)	2,457
Morgan Stanley	Annually	3.500%	SONIA	06/19/28	20,000		(326)	(341)	15
Morgan Stanley	Semi-Annually	2.325%	6 Month Euribor	02/26/29	771,782		(2,143)	(2,151)	8
Morgan Stanley	Annually	SOFR-COMPOUND	3.795%	08/31/29	7,520,000		(48,298)	(21,985)	(26,313)
Morgan Stanley	Semi-Annually	4.000%	NIBOR	06/18/30	2,760,000		(1,369)	(2,462)	1,093
Morgan Stanley	Annually	BOJ	0.750%	06/18/30	259,000,000		28,111	27,261	850
Morgan Stanley	Quarterly	2.500%	STIBOR	06/18/30	2,290,000		(1,734)	(2,089)	355
Morgan Stanley	Annually	3.500%	SONIA	06/18/30	270,000		(7,385)	(7,651)	266
Morgan Stanley	Annually	SOFR-COMPOUND	3.8224%	02/02/32	1,260,000		(9,288)	(1,274)	(8,014)
Morgan Stanley	Annually	BOJ	1.295%	08/02/34	230,450,000	JPY	15,697	3,667	12,030
Morgan Stanley	Annually	SOFR-COMPOUND	3.863%	11/15/34	470,000		(3,584)	(431)	(3,153)
Morgan Stanley	Semi-Annually	NIBOR	4.000%	06/18/35	80,000		59	102	(43)
Morgan Stanley	Quarterly	4.250%	3 Month New Zealand Dollar Bank Bill Rate	06/18/35	190,000		1,099	551	548
Morgan Stanley	Annually	SOFR-COMPOUND	3.250%	06/18/35	170,000		7,509	8,735	(1,226)
Morgan Stanley	Annually	3.500%	SONIA	06/18/35	30,000		(2,058)	(2,046)	(12)
Morgan Stanley	Quarterly	2.750%	STIBOR	06/18/35	1,960,000		(2,906)	(3,260)	354
Morgan Stanley	Annually	0.750%	Swiss Average Rate Overnight	06/18/35	50,000		472	(759)	1,231
Morgan Stanley	Semi-Annually	2.500%	6 Month Euribor	06/18/35	70,000		(1,100)	(1,775)	675
Morgan Stanley	Semi-Annually	BBSW	4.250%	06/18/35	190,000		744	1,253	(509)
Interest Rate Swaps (continued)
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Semi-Annually	Canadian Overnight Repo Rate Average	3.000%	06/18/35	160,000		$(2,328)	$(2,026)	$(302)
Morgan Stanley	Annually	SONIA	4.250%	09/07/37	200,000		58	(1,978)	2,036
Morgan Stanley	Semi-Annually	3.000%	6 Month Euribor	01/25/39	570,000	EUR	(1,707)	4,368	(6,075)
Morgan Stanley	Semi-Annually	6 Month Euribor	2.500%	01/25/44	1,350,000	EUR	14,772	(4,701)	19,473
Morgan Stanley	Annually	2.160%	BOJ	08/02/44	293,330,000	JPY	(28,973)	(15,072)	(13,901)
Morgan Stanley	Semi-Annually	2.000%	6 Month Euribor	01/25/49	780,000	EUR	(9,337)	1,552	(10,889)
Morgan Stanley	Semi-Annually	6 Month Euribor	2.000%	05/19/53	139,809	EUR	6,907	1,045	5,862
Morgan Stanley	Semi-Annually	6 Month Euribor	2.500%	11/10/53	240,760	EUR	(33)	(11,798)	11,765
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPS							$(13,934)	$(23,130)	$9,196

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

Credit Default Swaps
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	CDX.NA.IG.42	Quarterly	Buy	1.00%	–	BBB	06/20/29	$1,517,314	$29,819	$27,505	$2,314
Morgan Stanley	CDX.NA.IG.43	Quarterly	Buy	1.00%	–	BBB	12/20/29	250,000	4,811	5,322	(511)
Morgan Stanley	CDX.NA.IG.44	Quarterly	Buy	1.00%	–	BBB	06/20/30	325,000	5,977	6,527	(550)
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS									$40,607	$39,354	$1,253

*	Credit ratings for the underlying securities in the credit default swaps are assigned based on the higher ratings of either Moody's or S&P. If both are unrated, then Fitch is used.
**	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
04/09/25	Morgan Stanley	324,852	USD	300,107	EUR	$522
04/09/25	Morgan Stanley	247,208	USD	236,544	EUR	(8,428)
04/09/25	Morgan Stanley	41,898	USD	40,611	EUR	(1,991)
TOTAL NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$(9,897)

EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar